Average Annual Total Returns - FidelitySustainabilityIndexFunds-ComboPRO - FidelitySustainabilityIndexFunds-ComboPRO - Fidelity U.S. Sustainability Index Fund	Dec. 30, 2023
Fidelity U.S. Sustainability Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(20.27%)
Past 5 years	9.63%
Since Inception	10.86%	[1]
Fidelity U.S. Sustainability Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.55%)
Past 5 years	9.29%
Since Inception	10.52%	[1]
Fidelity U.S. Sustainability Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.80%)
Past 5 years	7.60%
Since Inception	8.66%	[1]
IXZFH
Average Annual Return:
Past 1 year	(20.21%)
Past 5 years	9.77%
Since Inception	11.00%	[1]

[1]	AFrom May 9, 2017.